Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-222784
Entity Registrant Name	Jinxuan Coking Coal Ltd
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	T5-1801, Huarun Building, No.1 Changxin Road, Wanbailin District
Entity Address, City or Town	Taiyuan
Entity Address, Country	CN
Title of 12(b) Security	None
Trading Symbol	None
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	14,333,334
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001715194
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	WWC, P.C	Marcum Bernstein & Pinchuk LLP
Auditor Firm ID	1171	5395
Auditor Location	San Mateo, CA	Beijing, China
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	T5-1801, Huarun Building, No.1 Changxin Road, Wanbailin District
Entity Address, City or Town	Taiyuan
Entity Address, Country	CN
Contact Personnel Name	Xiangyang Guo
Contact Personnel Email Address	jinxuan@jinxuan-inv.com